UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2015

QS BATTERYMARCH

U.S. SMALL

CAPITALIZATION

EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Batterymarch U.S. Small Capitalization Equity Fund for the six-month reporting period ended June 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

II	QS Batterymarch U.S. Small Capitalization Equity Fund

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended June 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s initial estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 2.3%. The upturn was driven by an increase in exports, an acceleration in PCE, a deceleration in imports and increased state and local government spending.

Activity in the U.S. manufacturing sector initially moderated and then strengthened during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion).

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. By June 2015, unemployment was 5.3%, its lowest level since April 2008.

QS Batterymarch U.S. Small Capitalization Equity Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that ended on July 29, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market rose modestly over the six months ended June 30, 2015 although with notable volatility. The market fell sharply in January 2015 due to concerns over global growth and geopolitical issues. The market then moved sharply higher in February given strong investor risk appetite. After another bout of weakness in March, the market rallied in April and May, only to again decline in June, as investor sentiment soured amid the mounting debt crisis in Greece. All told, for the six months ended June 30, 2015, the S&P 500 Indexv gained 1.23%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvi returning 4.75% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexvii, gained 1.71% and mid-cap stocks, as measured by the Russell Midcap Indexviii rose 2.35%. From an investment style perspective, growth stocks handily outperformed value. The Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 4.33% and -0.51%, respectively, during the six months ended June 30, 2015.

Performance review

For the six months ended June 30, 2015, Class I shares of QS Batterymarch U.S. Small Capitalization Equity Fund returned 5.58%. The Fund’s unmanaged benchmark, the Russell 2000 Index, returned 4.75% for the same period. The Lipper Small-Cap Core Funds Category Average1 returned 3.64% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 812 funds in the Fund’s Lipper category, and excluding sales charges.

IV	QS Batterymarch U.S. Small Capitalization Equity Fund

Performance Snapshot as of June 30, 2015 (unaudited)
(excluding sales charges)	6 months
QS Batterymarch U.S. Small Capitalization Equity Fund:
Class A	5.31%
Class A2	5.20%
Class C	4.93%
Class FI	5.33%
Class I	5.58%
Class IS	5.62%
Russell 2000 Index	4.75%
Lipper Small-Cap Core Funds Category Average[1]	3.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2015, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.21%, 1.57%, 2.09%, 1.42%, 0.76% and 0.76%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.00% for Class I shares and 0.75% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager currently intends to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that annual operating expenses are not expected to exceed 1.20% for Class A shares, 1.40% for Class A2 shares, 1.95% for Class C shares, 1.20% for Class FI shares

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 812 funds in the Fund’s Lipper category, and excluding sales charges.

QS Batterymarch U.S. Small Capitalization Equity Fund	V

Investment commentary (cont’d)

and 0.90% for Class I shares. These arrangements are expected to continue until December 31, 2016 but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and

Chief Executive Officer

July 31, 2015

RISKS: Equity securities are subject to market fluctuations. Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, markets or financial resources. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	QS Batterymarch U.S. Small Capitalization Equity Fund

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]i

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

[i]x

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

QS Batterymarch U.S. Small Capitalization Equity Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2015 and December 31, 2014. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.31%	$1,000.00	$1,053.10	1.20%	$6.11	Class A	5.00%	$1,000.00	$1,018.84	1.20%	$6.01
Class A2	5.20	1,000.00	1,052.00	1.40	7.12	Class A2	5.00	1,000.00	1,017.85	1.40	7.00
Class C	4.93	1,000.00	1,049.30	1.95	9.91	Class C	5.00	1,000.00	1,015.12	1.95	9.74
Class FI	5.33	1,000.00	1,053.30	1.20	6.11	Class FI	5.00	1,000.00	1,018.84	1.20	6.01
Class I	5.58	1,000.00	1,055.80	0.75	3.82	Class I	5.00	1,000.00	1,021.08	0.75	3.76
Class IS	5.62	1,000.00	1,056.20	0.75	3.82	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

[1]	For the six months ended June 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2015

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Common Stocks — 97.1%
Consumer Discretionary — 14.3%
Auto Components — 2.0%
American Axle & Manufacturing Holdings Inc.	200,335	$4,189,005	*
Cooper Tire & Rubber Co.	78,425	2,653,118
Dana Holding Corp.	184,300	3,792,894
Modine Manufacturing Co.	141,276	1,515,891	*
Stoneridge Inc.	151,584	1,775,049	*
Tower International Inc.	131,409	3,423,204	*
Total Auto Components		17,349,161
Automobiles — 0.3%
Winnebago Industries Inc.	127,007	2,996,095
Diversified Consumer Services — 0.3%
Houghton Mifflin Harcourt Co.	77,400	1,950,480	*
LifeLock Inc.	58,543	960,105	*
Total Diversified Consumer Services		2,910,585
Hotels, Restaurants & Leisure — 4.4%
Bloomin’ Brands Inc.	51,000	1,088,850
ClubCorp Holdings Inc.	158,442	3,783,595
Cracker Barrel Old Country Store Inc.	25,650	3,825,954
Denny’s Corp.	106,736	1,239,205	*
Diamond Resorts International Inc.	60,200	1,899,310	*
DineEquity Inc.	33,938	3,362,917
Interval Leisure Group Inc.	94,741	2,164,832
Isle of Capri Casinos Inc.	94,095	1,707,824	*
Jack in the Box Inc.	75,300	6,638,448
Marcus Corp.	45,254	867,972
Marriott Vacations Worldwide Corp.	51,163	4,694,205
Pinnacle Entertainment Inc.	34,615	1,290,447	*
Ruby Tuesday Inc.	89,200	559,284	*
Sonic Corp.	89,200	2,568,960
Vail Resorts Inc.	25,300	2,762,760
Total Hotels, Restaurants & Leisure		38,454,563
Household Durables — 1.3%
Beazer Homes USA Inc.	77,619	1,548,499	*
Hooker Furniture Corp.	47,064	1,181,777
M.D.C. Holdings Inc.	131,430	3,938,957
Ryland Group Inc.	93,494	4,335,317
Total Household Durables		11,004,550

See Notes to Financial Statements.

4	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Media — 1.1%
Entravision Communications Corp., Class A Shares	643,381	$5,295,026
Nexstar Broadcasting Group Inc., Class A Shares	30,683	1,718,248
Sinclair Broadcast Group Inc., Class A Shares	94,800	2,645,868
Total Media		9,659,142
Multiline Retail — 0.3%
Burlington Stores Inc.	23,300	1,192,960	*
Dillard’s Inc., Class A Shares	16,000	1,683,040
Total Multiline Retail		2,876,000
Specialty Retail — 2.8%
Barnes & Noble Inc.	144,734	3,757,295	*
Caleres Inc.	81,389	2,586,542
Christopher & Banks Corp.	131,467	527,183	*
Citi Trends Inc.	34,736	840,611	*
Essendant Inc.	110,893	4,352,550
Finish Line Inc., Class A Shares	27,708	770,836
Group 1 Automotive Inc.	23,517	2,136,049
Haverty Furniture Cos. Inc.	24,135	521,799
Office Depot Inc.	304,600	2,637,836	*
Penske Automotive Group Inc.	76,300	3,975,993
Sonic Automotive Inc., Class A Shares	79,308	1,889,910
Total Specialty Retail		23,996,604
Textiles, Apparel & Luxury Goods — 1.8%
Columbia Sportswear Co.	36,380	2,199,535
Deckers Outdoor Corp.	47,600	3,425,772 *
Iconix Brand Group Inc.	99,400	2,482,018 *
Perry Ellis International Inc.	42,290	1,005,233 *
Skechers USA Inc., Class A Shares	29,404	3,228,265 *
Vera Bradley Inc.	45,300	510,531 *
Wolverine World Wide Inc.	83,600	2,380,928
Total Textiles, Apparel & Luxury Goods		15,232,282
Total Consumer Discretionary		124,478,982
Consumer Staples — 1.8%
Food & Staples Retailing — 0.4%
Ingles Markets Inc., Class A Shares	52,211	2,494,120
SpartanNash Co.	44,600	1,451,284
Total Food & Staples Retailing		3,945,404
Food Products — 1.3%
Darling Ingredients Inc.	252,847	3,706,737 *

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2015

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Food Products — continued
Fresh Del Monte Produce Inc.	87,849	$3,396,242
Omega Protein Corp.	25,700	353,375	*
Sanderson Farms Inc.	50,600	3,803,096
Total Food Products		11,259,450
Personal Products — 0.1%
Inter Parfums Inc.	12,711	431,284
Medifast Inc.	12,520	404,647 *
Total Personal Products		835,931
Total Consumer Staples		16,040,785
Energy — 3.4%
Energy Equipment & Services — 1.1%
Bristow Group Inc.	25,325	1,349,822
Era Group Inc.	30,027	614,953 *
Key Energy Services Inc.	1,951,396	3,512,513 *
Pioneer Energy Services Corp.	430,717	2,730,746 *
Tetra Technology Inc.	44,450	1,139,698
Vantage Drilling Co.	548,116	103,649 *
Total Energy Equipment & Services		9,451,381
Oil, Gas & Consumable Fuels — 2.3%
Alon USA Energy Inc.	89,451	1,690,624
Carrizo Oil & Gas Inc.	52,730	2,596,425 *
Delek US Holdings Inc.	78,500	2,890,370
Green Plains Inc.	40,241	1,108,640
Matador Resources Co.	141,247	3,531,175 *
Nordic American Tanker Shipping Ltd.	196,035	2,789,578
Northern Oil and Gas Inc.	120,399	815,101 *
Pacific Ethanol Inc.	80,651	832,318 *
Renewable Energy Group Inc.	43,950	508,062 *
REX Stores Corp.	24,110	1,534,360 *
Teekay Tankers Ltd., Class A Shares	230,947	1,526,560
Total Oil, Gas & Consumable Fuels		19,823,213
Total Energy		29,274,594
Financials — 22.7%
Banks — 7.3%
Ameris Bancorp	52,086	1,317,255
Banc of California Inc.	98,702	1,357,153
Banner Corp.	37,862	1,814,726
BBCN Bancorp Inc.	207,230	3,064,932

See Notes to Financial Statements.

6	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Banks — continued
Chemical Financial Corp.	11,810	$390,439
Community Trust Bancorp Inc.	20,656	720,275
Customers Bancorp Inc.	88,899	2,390,494 *
First Bancorp	409,865	1,975,549 *
First Merchants Corp.	153,060	3,780,582
First Midwest Bancorp Inc.	62,924	1,193,668
First NBC Bank Holding Co.	37,315	1,343,340 *
Hancock Holding Co.	30,400	970,064
Hanmi Financial Corp.	201,730	5,010,973
IBERIABANK Corp.	69,800	4,762,454
OFG Bancorp	255,542	2,726,633
Opus Bank	7,891	285,496
PrivateBancorp Inc.	179,600	7,151,672
Renasant Corp.	16,200	528,120
Sterling Bancorp	197,756	2,907,013
Talmer Bancorp Inc., Class A Shares	52,911	886,259
United Community Banks Inc.	252,390	5,267,379
Western Alliance Bancorp	129,596	4,375,161 *
Wilshire Bancorp Inc.	364,780	4,607,171
Wintrust Financial Corp.	78,400	4,184,992
Total Banks		63,011,800
Capital Markets — 1.4%
Ashford Inc.	3,941	343,931 *
BGC Partners Inc., Class A Shares	205,000	1,793,750
Evercore Partners Inc., Class A Shares	57,026	3,077,123
International FCStone Inc.	71,237	2,367,918 *
Investment Technology Group Inc.	76,828	1,905,334
KCG Holdings Inc., Class A Shares	161,567	1,992,121 *
Manning & Napier Inc.	117,186	1,168,345
Total Capital Markets		12,648,522
Consumer Finance — 1.0%
Consumer Portfolio Services Inc.	84,916	530,725 *
Credit Acceptance Corp.	26,406	6,500,629 *
World Acceptance Corp.	21,800	1,340,918 *
Total Consumer Finance		8,372,272
Insurance — 2.3%
American Equity Investment Life Holding Co.	93,880	2,532,882
AmTrust Financial Services Inc.	70,768	4,636,012

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2015

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Insurance — continued
Federated National Holding Co.	34,400	$832,480
HCI Group Inc.	85,832	3,794,633
Heritage Insurance Holdings Inc.	117,366	2,698,244 *
Maiden Holdings Ltd.	262,200	4,137,516
Navigators Group Inc.	2,650	205,534 *
United Fire Group Inc.	42,358	1,387,648
Total Insurance		20,224,949
Real Estate Investment Trusts (REITs) — 8.0%
Ashford Hospitality Prime Inc.	45,208	679,024
Ashford Hospitality Trust	342,920	2,901,103
Cedar Shopping Centers Inc.	245,090	1,568,576
Coresite Realty Corp.	52,800	2,399,232
DiamondRock Hospitality Co.	370,800	4,749,948
DuPont Fabros Technology Inc.	176,600	5,200,870
FelCor Lodging Trust Inc.	549,700	5,431,036
Hatteras Financial Corp.	55,200	899,760
Hersha Hospitality Trust	166,025	4,256,881
LaSalle Hotel Properties	109,600	3,886,416
Lexington Corporate Properties Trust	206,100	1,747,728
Mack-Cali Realty Corp.	186,031	3,428,551
New Residential Investment Corp.	81,315	1,239,241
Pennsylvania Real Estate Investment Trust	146,400	3,124,176
Pennymac Mortgage Investment Trust	152,814	2,663,548
Potlatch Corp.	112,800	3,984,096
Redwood Trust Inc.	81,532	1,280,053
RLJ Lodging Trust	174,400	5,193,632
Ryman Hospitality Properties Inc.	67,400	3,579,614
Strategic Hotels & Resorts Inc.	375,089	4,546,079	*
Summit Hotel Properties Inc.	157,000	2,042,570
Sunstone Hotel Investors Inc.	318,238	4,776,752
Total Real Estate Investment Trusts (REITs)		69,578,886
Real Estate Management & Development — 0.4%
Altisource Portfolio Solutions SA	16,200	498,798	*
Marcus & Millichap Inc.	59,449	2,742,977	*
Total Real Estate Management & Development		3,241,775
Thrifts & Mortgage Finance — 2.3%
Brookline Bancorp Inc.	114,961	1,297,910
Essent Group Ltd.	148,016	4,048,237	*

See Notes to Financial Statements.

8	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Thrifts & Mortgage Finance — continued
Home Loan Servicing Solutions Ltd.	145,862	$100,645
LendingTree Inc.	36,336	2,856,373	*
Meridian Bancorp Inc.	79,588	1,067,275	*
MGIC Investment Corp.	522,655	5,947,814	*
Radian Group Inc.	150,153	2,816,870
WSFS Financial Corp.	59,136	1,617,370
Total Thrifts & Mortgage Finance		19,752,494
Total Financials		196,830,698
Health Care — 17.3%
Biotechnology — 7.4%
Acorda Therapeutics Inc.	48,892	1,629,570	*
AMAG Pharmaceuticals Inc.	77,930	5,381,846	*
Amicus Therapeutics Inc.	145,288	2,055,825	*
Arena Pharmaceuticals Inc.	241,900	1,122,416	*
Dyax Corp.	233,901	6,198,376	*
Eagle Pharmaceuticals Inc.	43,258	3,497,842	*
Enanta Pharmaceuticals Inc.	60,555	2,724,369	*
Epizyme Inc.	71,196	1,708,704	*
Geron Corp.	627,009	2,683,599	*
Halozyme Therapeutics Inc.	73,989	1,670,672	*
Infinity Pharmaceuticals Inc.	135,100	1,479,345	*
Insmed Inc.	106,800	2,608,056	*
Insys Therapeutics Inc.	140,736	5,055,237	*
Isis Pharmaceuticals Inc.	66,350	3,818,443	*
Merrimack Pharmaceuticals Inc.	226,776	2,804,085	*
MiMedx Group Inc.	224,521	2,602,198	*
Neurocrine Biosciences Inc.	99,221	4,738,795	*
OncoMed Pharmaceuticals Inc.	49,793	1,120,343	*
Osiris Therapeutics Inc.	70,302	1,368,077	*
Peregrine Pharmaceuticals Inc.	391,300	512,603	*
Repligen Corp.	172,992	7,139,380	*
Sangamo BioSciences Inc.	113,239	1,255,821	*
Vanda Pharmaceuticals Inc.	86,115	1,092,799	*
Total Biotechnology		64,268,401
Health Care Equipment & Supplies — 3.6%
Analogic Corp.	7,755	611,869
Dexcom Inc.	69,474	5,556,530	*
Invacare Corp.	148,776	3,218,025

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2015

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Health Care Equipment & Supplies — continued
Merit Medical Systems Inc.	107,966	$2,325,588	*
Natus Medical Inc.	136,836	5,823,740	*
NuVasive Inc.	85,053	4,029,811	*
OraSure Technologies Inc.	348,440	1,878,092	*
Quidel Corp.	76,428	1,754,023	*
Zeltiq Aesthetics Inc.	204,224	6,018,481	*
Total Health Care Equipment & Supplies		31,216,159
Health Care Providers & Services — 3.0%
Addus HomeCare Corp.	56,582	1,576,374	*
Centene Corp.	44,697	3,593,639	*
Ensign Group Inc.	20,500	1,046,730
Kindred Healthcare Inc.	71,707	1,454,935
Magellan Health Inc.	64,310	4,506,202	*
Molina Healthcare Inc.	57,342	4,031,142	*
Radnet Inc.	137,555	920,243	*
Team Health Holdings Inc.	60,600	3,958,998	*
WellCare Health Plans Inc.	60,241	5,110,244	*
Total Health Care Providers & Services		26,198,507
Life Sciences Tools & Services — 0.6%
Cambrex Corp.	44,400	1,950,936	*
INC Research Holdings Inc., Class A Shares	18,820	755,058	*
PAREXEL International Corp.	23,877	1,535,530	*
Sequenom Inc.	230,268	700,015	*
Total Life Sciences Tools & Services		4,941,539
Pharmaceuticals — 2.7%
DepoMed Inc.	74,500	1,598,770	*
Impax Laboratories Inc.	142,900	6,561,968	*
Lannett Co. Inc.	26,700	1,587,048	*
Medicines Co.	124,833	3,571,472	*
Nektar Therapeutics	26,307	329,101	*
Prestige Brands Holdings Inc.	90,386	4,179,449	*
Sagent Pharmaceuticals Inc.	29,800	724,438	*
SciClone Pharmaceuticals Inc.	495,887	4,869,610	*
Total Pharmaceuticals		23,421,856
Total Health Care		150,046,462
Industrials — 11.5%
Aerospace & Defense — 0.9%
AAR Corp.	70,487	2,246,421

See Notes to Financial Statements.

10	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Aerospace & Defense — continued
Ducommun Inc.	97,162	$2,494,148	*
Engility Holdings Inc.	63,800	1,605,208
Moog Inc., Class A Shares	16,147	1,141,270	*
Total Aerospace & Defense		7,487,047
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.	44,765	2,460,284	*
Airlines — 0.8%
Hawaiian Holdings Inc.	133,007	3,158,916	*
JetBlue Airways Corp.	196,954	4,088,765	*
Total Airlines		7,247,681
Building Products — 0.6%
Patrick Industries Inc.	32,947	1,253,634	*
PGT Inc.	295,571	4,288,735	*
Total Building Products		5,542,369
Commercial Services & Supplies — 1.7%
ABM Industries Inc.	79,022	2,597,453
Deluxe Corp.	90,300	5,598,600
Ennis Inc.	46,228	859,379
Herman Miller Inc.	40,300	1,165,879
Quad Graphics Inc.	93,635	1,733,184
Unifirst Corp.	20,800	2,326,480
Total Commercial Services & Supplies		14,280,975
Construction & Engineering — 1.3%
Argan Inc.	58,134	2,344,544
EMCOR Group Inc.	83,963	4,010,912
Granite Construction Inc.	79,817	2,834,302
MYR Group Inc.	73,835	2,285,932	*
Total Construction & Engineering		11,475,690
Electrical Equipment — 0.4%
Enphase Energy Inc.	91,287	694,694	*
Polypore International Inc.	41,800	2,502,984	*
Total Electrical Equipment		3,197,678
Machinery — 2.8%
Blount International Inc.	72,761	794,550	*
Federal Signal Corp.	237,947	3,547,790
Global Brass & Copper Holdings Inc.	54,032	919,084
Greenbrier Cos. Inc.	59,400	2,782,890
Harsco Corp.	156,121	2,575,996

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2015

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Machinery — continued
Hillenbrand Inc.	84,294	$2,587,826
Hyster-Yale Materials Handling Inc.	48,703	3,374,144
Mueller Water Products Inc., Class A Shares	478,400	4,353,440
Wabash National Corp.	239,046	2,997,637	*
Total Machinery		23,933,357
Professional Services — 1.0%
Barrett Business Services Inc.	36,529	1,326,733
Exponent Inc.	7,678	343,821
Insperity Inc.	65,999	3,359,349
Korn/Ferry International	17,372	604,025
Resources Connection Inc.	205,320	3,303,599
Total Professional Services		8,937,527
Road & Rail — 1.1%
AMERCO	7,981	2,609,069
ArcBest Corp.	99,154	3,153,097
Swift Transportation Co.	183,514	4,160,262	*
Total Road & Rail		9,922,428
Trading Companies & Distributors — 0.6%
Aircastle Ltd.	164,357	3,725,973
CAI International Inc.	70,300	1,447,477	*
Total Trading Companies & Distributors		5,173,450
Total Industrials		99,658,486
Information Technology — 18.6%
Communications Equipment — 1.6%
ARRIS Group Inc.	69,500	2,126,700	*
Black Box Corp.	45,027	900,540
Brocade Communications Systems Inc.	323,900	3,847,932
Calix Inc.	224,292	1,706,862	*
Comtech Telecommunications Corp.	58,633	1,703,289
Harmonic Inc.	199,630	1,363,473	*
Infinera Corp.	51,600	1,082,568	*
Polycom Inc.	129,331	1,479,546	*
Total Communications Equipment		14,210,910
Electronic Equipment, Instruments & Components — 2.9%
Benchmark Electronics Inc.	154,739	3,370,216	*
Daktronics Inc.	91,886	1,089,768
Fabrinet	99,151	1,857,098	*
Insight Enterprises Inc.	128,510	3,843,734	*

See Notes to Financial Statements.

12	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
Kimball Electronics Inc.	101,189	$1,476,348	*
Methode Electronics Inc.	64,040	1,757,898
Plexus Corp.	100,000	4,388,000 *
Sanmina Corp.	202,845	4,089,355 *
Tech Data Corp.	55,931	3,219,388 *
Total Electronic Equipment, Instruments & Components		25,091,805
Internet Software & Services — 1.8%
Cimpress NV	56,579	4,761,689 *
Constant Contact Inc.	99,300	2,855,868 *
LogMeIn Inc.	17,341	1,118,321 *
Stamps.com Inc.	66,292	4,877,102 *
United Online Inc.	1,646	25,793 *
WebMD Health Corp.	42,390	1,877,029 *
Total Internet Software & Services		15,515,802
IT Services — 3.1%
Ciber Inc.	511,793	1,765,686 *(a)
Convergys Corp.	157,253	4,008,379
CSG Systems International Inc.	13,800	436,908
EVERTEC Inc.	36,000	764,640
Hackett Group Inc.	60,700	815,201
iGATE Corp.	74,598	3,557,579 *
NeuStar Inc., Class A Shares	90,714	2,649,756 *
Science Applications International Corp.	49,827	2,633,357
Sykes Enterprises Inc.	90,651	2,198,287 *
Syntel Inc.	72,551	3,444,721 *
Virtusa Corp.	81,646	4,196,604 *
Total IT Services		26,471,118
Semiconductors & Semiconductor Equipment — 3.9%
Amkor Technology Inc.	365,000	2,182,700 *
Cirrus Logic Inc.	143,500	4,883,305 *
Cohu Inc.	44,641	590,600
Cypress Semiconductor Corp.	160,717	1,890,032
Diodes Inc.	33,800	814,918 *
Fairchild Semiconductor International Inc.	255,500	4,440,590 *
FormFactor Inc.	293,000	2,695,600 *
Integrated Device Technology Inc.	165,700	3,595,690 *
Lattice Semiconductor Corp.	332,100	1,956,069 *
NeoPhotonics Corp.	209,700	1,914,561 *

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2015

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
OmniVision Technologies Inc.	186,500	$4,885,367	*
Photronics Inc.	105,566	1,003,933 *
Qorvo Inc.	31,050	2,492,384 *
Xcerra Corp.	89,900	680,543 *
Total Semiconductors & Semiconductor Equipment		34,026,292
Software — 4.6%
Aspen Technology Inc.	125,100	5,698,305 *
Fair Isaac Corp.	19,023	1,726,908
Gigamon Inc.	54,065	1,783,604 *
Manhattan Associates Inc.	149,828	8,937,240 *
Mentor Graphics Corp.	151,600	4,006,788
NetScout Systems Inc.	90,336	3,312,621 *
Pegasystems Inc.	134,967	3,089,395
Progress Software Corp.	156,573	4,305,758 *
PTC Inc.	18,410	755,178 *
Tivo Inc.	276,026	2,798,904 *
VASCO Data Security International Inc.	115,017	3,472,363 *
Total Software		39,887,064
Technology Hardware, Storage & Peripherals — 0.7%
Datalink Corp.	108,300	968,202 *
QLogic Corp.	88,623	1,257,560 *
Super Micro Computer Inc.	137,311	4,061,660 *
Total Technology Hardware, Storage & Peripherals		6,287,422
Total Information Technology		161,490,413
Materials — 3.2%
Chemicals — 0.9%
KMG Chemicals Inc.	29,117	740,736
OM Group Inc.	89,961	3,022,690
PolyOne Corp.	54,200	2,123,014
Trinseo SA	59,126	1,586,942 *
Total Chemicals		7,473,382
Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	336,500	4,687,445
Metals & Mining — 1.2%
Century Aluminum Co.	256,500	2,675,295	*
Globe Specialty Metals Inc.	97,300	1,722,210
Handy & Harman Ltd.	11,000	381,150	*
Kaiser Aluminum Corp.	14,552	1,208,980

See Notes to Financial Statements.

14	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Metals & Mining — continued
Noranda Aluminium Holding Corp.	145,716	$123,859
Stillwater Mining Co.	179,100	2,075,769	*
Worthington Industries Inc.	63,473	1,907,998
Total Metals & Mining		10,095,261
Paper & Forest Products — 0.6%
Clearwater Paper Corp.	60,800	3,483,840	*
Resolute Forest Products	160,100	1,801,125	*
Total Paper & Forest Products		5,284,965
Total Materials		27,541,053
Telecommunication Services — 1.0%
Diversified Telecommunication Services — 0.8%
IDT Corp., Class B Shares	25,738	465,343
Inteliquent Inc.	63,300	1,164,720
Iridium Communications Inc.	76,859	698,649	*
Vonage Holdings Corp.	1,005,620	4,937,594	*
Total Diversified Telecommunication Services		7,266,306
Wireless Telecommunication Services — 0.2%
Spok Holdings Inc.	84,338	1,420,252
Total Telecommunication Services		8,686,558
Utilities — 3.3%
Electric Utilities — 1.6%
Empire District Electric Co.	27,355	596,339
IDACORP Inc.	41,400	2,324,196
MGE Energy Inc.	23,572	912,944
Otter Tail Corp.	49,754	1,323,456
PNM Resources Inc.	158,497	3,899,026
Portland General Electric Co.	112,010	3,714,252
UIL Holdings Corp.	30,100	1,379,182
Total Electric Utilities		14,149,395
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	52,142	2,807,847
New Jersey Resources Corp.	54,800	1,509,740
Southwest Gas Corp.	58,500	3,112,785
WGL Holdings Inc.	31,000	1,682,990
Total Gas Utilities		9,113,362
Independent Power and Renewable Electricity Producers — 0.2%
NRG Yield Inc., Class A Shares	35,300	776,247
NRG Yield Inc., Class C Shares	35,300	772,717
Total Independent Power and Renewable Electricity Producers		1,548,964

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2015

QS Batterymarch U.S. Small Capitalization Equity Fund

Security		Shares	Value
Water Utilities — 0.4%
American States Water Co.		71,117	$2,659,064
California Water Service Group		53,361	1,219,299
Total Water Utilities			3,878,363
Total Utilities			28,690,084
Total Common Stocks (Cost — $675,267,738)			842,738,115
Investment in Underlying Funds — 1.0%
iShares Trust — iShares Russell 2000 Index Fund (Cost — $8,419,509)		69,314	8,654,546
Total Investments in Underlying Funds before Short-Term Investments (Cost — $683,687,247)			851,392,661

	Rate
Short-Term Investments — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $15,550,127)	0.103%	15,550,127	15,550,127
Total Investments — 99.9% (Cost — $699,237,374#)			866,942,788
Other Assets in Excess of Liabilities — 0.1%			1,062,647
Total Net Assets — 100.0%			$868,005,435

*	Non-income producing security.

(a)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2015

Assets:
Investments, at value (Cost — $699,237,374)	$866,942,788
Receivable for securities sold	4,641,751
Receivable for Fund shares sold	1,183,926
Dividends and interest receivable	946,487
Prepaid expenses	59,152
Total Assets	873,774,104

Liabilities:
Payable for securities purchased	4,805,430
Investment management fee payable	506,574
Payable for Fund shares repurchased	301,197
Service and/or distribution fees payable	15,067
Trustees’ fees payable	11,768
Accrued expenses	128,633
Total Liabilities	5,768,669
Total Net Assets	$868,005,435

Net Assets:
Par value (Note 7)	$620
Paid-in capital in excess of par value	657,707,299
Undistributed net investment income	120,124
Accumulated net realized gain on investments	42,471,978
Net unrealized appreciation on investments	167,705,414
Total Net Assets	$868,005,435

Shares Outstanding:
Class A	1,345,967
Class A2	1,488,124
Class C	514,874
Class FI	439,855
Class I	1,129,444
Class IS	57,038,721

Net Asset Value:
Class A (and redemption price)	$14.04
Class A2 (and redemption price)	$13.93
Class C*	$13.38
Class FI (and redemption price)	$13.59
Class I (and redemption price)	$14.22
Class IS (and redemption price)	$14.02
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$14.90
Class A2 (based on maximum initial sales charge of 5.75%)	$14.78

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended June 30, 2015

Investment Income:
Dividends	$4,975,957
Return of capital (Note 1(e))	(297,819)
Net Dividends	4,678,138
Interest	9,696
Less: Foreign taxes withheld	(5,490)
Total Investment Income	4,682,344

Expenses:
Investment management fee (Note 2)	2,927,881
Service and/or distribution fees (Notes 2 and 5)	80,984
Transfer agent fees (Note 5)	63,884
Registration fees	44,723
Fund accounting fees	36,259
Trustees’ fees	34,567
Legal fees	28,989
Audit and tax fees	18,130
Fees recaptured by investment manager (Note 2)	17,504
Shareholder reports	16,694
Insurance	6,489
Custody fees	3,331
Miscellaneous expenses	5,456
Total Expenses	3,284,891
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(4,404)
Net Expenses	3,280,487
Net Investment Income	1,401,857

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	44,292,369
REIT distributions	138,206
Net Realized Gain	44,430,575
Change in Net Unrealized Appreciation (Depreciation)	(1,060,008)
Net Gain on Investments	43,370,567
Increase in Net Assets from Operations	$44,772,424

See Notes to Financial Statements.

18	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$1,401,857	$1,601,039
Net realized gain	44,430,575	72,064,564
Change in net unrealized appreciation (depreciation)	(1,060,008)	(7,345,690)
Increase in Net Assets from Operations	44,772,424	66,319,913

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(500,071)	(1,700,007)
Net realized gains	(8,455,028)	(82,366,201)
Decrease in Net Assets from Distributions to Shareholders	(8,955,099)	(84,066,208)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	93,221,070	156,002,873
Reinvestment of distributions	7,856,780	39,231,290
Cost of shares repurchased	(56,392,393)	(198,151,653)
Increase (Decrease) in Net Assets from Fund Share Transactions	44,685,457	(2,917,490)
Increase (Decrease) in Net Assets	80,502,782	(20,663,785)

Net Assets:
Beginning of period	787,502,653	808,166,438
End of period*	$868,005,435	$787,502,653
*Includesundistributed (overdistributed) net investment income, respectively, of:	$120,124	$(781,662)

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	19

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012[3]	2011[3]	2010[3]

Net asset value, beginning of period	$13.46	$13.80	$10.94	$9.50	$9.74	$7.59

Income (loss) from operations:
Net investment income (loss)	(0.01)	(0.03)	(0.01)	0.09	0.01	(0.01)
Net realized and unrealized gain (loss)	0.73	1.22	4.08	1.41	(0.24)	2.12
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.04
Total income (loss) from operations	0.72	1.19	4.07	1.50	(0.23)	2.15

Less distributions from:
Net investment income	—	—	(0.05)	(0.06)	(0.01)	(0.00)	[4]
Net realized gains	(0.14)	(1.53)	(1.16)	—	—	—
Total distributions	(0.14)	(1.53)	(1.21)	(0.06)	(0.01)	(0.00)	[4]

Net asset value, end of period	$14.04	$13.46	$13.80	$10.94	$9.50	$9.74
Total return[5]	5.31%	9.09%	37.82%	15.83%	(2.40)%	28.39%[6]

Net assets, end of period (000s)	$18,893	$17,244	$17,896	$16,889	$18,142	$20,994

Ratios to average net assets:
Gross expenses	1.20%[7,8]	1.21%[8]	1.23%[8]	1.24%	1.23%[8]	1.38%
Net expenses[9]	1.20 [7,8,10]	1.20 [8,10]	1.20 [8,10]	1.21 [10]	1.23 [8]	1.33	[10]
Net investment income (loss)	(0.08) [7]	(0.21)	(0.07)	0.82	0.03	(0.14)

Portfolio turnover rate	22%	42%	85%	57%	49%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 27.86%. Class A received $96,776 related to this distribution.

[7]	Annualized.

[8]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[9]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2016 but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A2 Shares[1]	2015[2]	2014	2013	2012[3]

Net asset value, beginning of period	$13.37	$13.75	$10.93	$10.58

Income (loss) from operations:
Net investment income (loss)	(0.02)	(0.04)	(0.00) [4]	0.07
Net realized and unrealized gain	0.72	1.19	4.05	0.40
Total income from operations	0.70	1.15	4.05	0.47

Less distributions from:
Net investment income	—	—	(0.07)	(0.12)
Net realized gains	(0.14)	(1.53)	(1.16)	—
Total distributions	(0.14)	(1.53)	(1.23)	(0.12)

Net asset value, end of period	$13.93	$13.37	$13.75	$10.93
Total return[5]	5.20%	8.82%	37.69%	4.41%

Net assets, end of period (000s)	$20,737	$14,399	$3,522	$353

Ratios to average net assets:
Gross expenses	1.40%[6,7]	1.58%[7]	1.72%[7]	1.20%[6]
Net expenses[8,9]	1.40 [6,7]	1.40 [7]	1.35 [7]	1.05 [6]
Net investment income (loss)	(0.27) [6]	(0.33)	(0.02)	3.98 [6]

Portfolio turnover rate	22%	42%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period October 31, 2012 (inception date) to December 31, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.40%. This arrangement is expected to continue until December 31, 2016 but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012[3]	2011[3]	2010[3]

Net asset value, beginning of period	$12.88	$13.37	$10.69	$9.30	$9.61	$7.54

Income (loss) from operations:
Net investment income (loss)	(0.06)	(0.13)	(0.10)	0.01	(0.07)	(0.07)
Net realized and unrealized gain (loss)	0.70	1.17	3.96	1.38	(0.23)	2.10
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.04
Total income (loss) from operations	0.64	1.04	3.86	1.39	(0.30)	2.07

Less distributions from:
Net investment income	—	—	(0.02)	—	(0.01)	—
Net realized gains	(0.14)	(1.53)	(1.16)	—	—	—
Total distributions	(0.14)	(1.53)	(1.18)	—	(0.01)	—

Net asset value, end of period	$13.38	$12.88	$13.37	$10.69	$9.30	$9.61
Total return[4]	4.93%	8.24%	36.72%	14.95%	(3.16)%	27.45%[5]

Net assets, end of period (000s)	$6,890	$6,367	$6,179	$5,073	$5,330	$6,032

Ratios to average net assets:
Gross expenses	1.97%[6,7]	2.09%	2.06%[7]	2.06%[7]	2.08%[7]	2.19%
Net expenses[8,9]	1.95 [6,7]	1.95	1.95 [7,9]	1.97 [7]	2.05 [7]	2.09
Net investment income (loss)	(0.84) [6]	(0.96)	(0.81)	0.07	(0.78)	(0.90)

Portfolio turnover rate	22%	42%	85%	57%	49%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 26.92%. Class C received $29,199 related to this distribution.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2016 but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2015[2]	2014	2013	2012[3]	2011[3]	2010[3]

Net asset value, beginning of period	$13.03	$13.42	$10.68	$9.27	$9.51	$7.45

Income (loss) from operations:
Net investment income (loss)	(0.01)	(0.03)	0.01	0.10	(0.00) [4]	(0.01)
Net realized and unrealized gain (loss)	0.71	1.17	3.96	1.36	(0.23)	2.09
Total income (loss) from operations	0.70	1.14	3.97	1.46	(0.23)	2.08

Less distributions from:
Net investment income	—	—	(0.07)	(0.05)	(0.01)	(0.02)
Net realized gains	(0.14)	(1.53)	(1.16)	—	—	—
Total distributions	(0.14)	(1.53)	(1.23)	(0.05)	(0.01)	(0.02)

Net asset value, end of period	$13.59	$13.03	$13.42	$10.68	$9.27	$9.51
Total return[5]	5.33%	8.97%	37.87%	15.74%	(2.46)%	27.93%

Net assets, end of period (000s)	$5,979	$1,218	$2,614	$902	$746	$747

Ratios to average net assets:
Gross expenses	1.21%[6,7]	1.48%[7]	1.34%[7]	1.53%[7]	1.37%[7]	1.51%
Net expenses[8,9]	1.20 [6,7]	1.20 [7]	1.20 [7]	1.22 [7]	1.30 [7]	1.27 [10]
Net investment income (loss)	(0.16) [6]	(0.24)	0.09	0.87	(0.02)	(0.07)

Portfolio turnover rate	22%	42%	85%	57%	49%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2016 but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, until April 30, 2010, the ratio of expenses, other than interest, brokerage commissions, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.20%.

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2015[2]		2014	2013	2012[3]	2011[3]	2010[3]

Net asset value, beginning of period	$13.60		$13.90	$11.00	$9.47	$9.68	$7.61

Income (loss) from operations:
Net investment income	0.03		0.03	0.05	0.05	0.04	0.02
Net realized and unrealized gain (loss)	0.73		1.23	4.11	1.51	(0.24)	2.12
Total income (loss) from operations	0.76		1.26	4.16	1.56	(0.20)	2.14

Less distributions from:
Net investment income	(0.00)	[4]	(0.03)	(0.10)	(0.03)	(0.01)	(0.07)
Net realized gains	(0.14)		(1.53)	(1.16)	—	—	—
Total distributions	(0.14)		(1.56)	(1.26)	(0.03)	(0.01)	(0.07)

Net asset value, end of period	$14.22		$13.60	$13.90	$11.00	$9.47	$9.68
Total return[5]	5.58%		9.53%	38.48%	16.50%	(2.11)%	28.19%

Net assets, end of period (000s)	$16,056		$5,559	$9,126	$9,438	$220,655	$235,997

Ratios to average net assets:
Gross expenses	0.75%[6]		0.78%[7]	0.78%[7]	0.89%	0.94%[7]	0.96%[7]
Net expenses[8]	0.75	[6]	0.77 [7,9]	0.77 [7,9]	0.89 [9]	0.94 [7]	0.96 [7,10]
Net investment income	0.40	[6]	0.19	0.37	0.47	0.33	0.25

Portfolio turnover rate	22%		42%	85%	57%	49%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2016 but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, until April 30, 2010, the ratio of expenses, other than interest, brokerage commissions, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.95%.

See Notes to Financial Statements.

24	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2015[2]	2014	2013	2012[3,4]

Net asset value, beginning of period	$13.41	$13.73	$10.88	$10.67

Income (loss) from operations:
Net investment income	0.03	0.03	0.05	0.13
Net realized and unrealized gain	0.73	1.21	4.06	0.21
Total income from operations	0.76	1.24	4.11	0.34

Less distributions from:
Net investment income	(0.01)	(0.03)	(0.10)	(0.13)
Net realized gains	(0.14)	(1.53)	(1.16)	—
Total distributions	(0.15)	(1.56)	(1.26)	(0.13)

Net asset value, end of period	$14.02	$13.41	$13.73	$10.88
Total return[5]	5.62%	9.50%	38.46%	3.22%

Net assets, end of period (000s)	$799,450	$742,715	$768,829	$549,249

Ratios to average net assets:
Gross expenses	0.75%[6,7]	0.76%	0.77%	0.79%[6]
Net expenses[8,9]	0.75 [6,7]	0.75	0.75	0.74 [6]
Net investment income	0.37 [6]	0.24	0.41	1.58 [6]

Portfolio turnover rate	22%	42%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the period March 23, 2012 (inception date) to December 31, 2012.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Batterymarch U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investment in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When

26	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$842,738,115	—	—	$842,738,115
Investment in underlying funds	8,654,546	—	—	8,654,546
Total long-term investments	$851,392,661	—	—	$851,392,661
Short-term investments†	15,550,127	—	—	15,550,127
Total investments	$866,942,788	—	—	$866,942,788

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

28	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Fund’s cash and short-term instruments allocated to it. LMPFA, QS Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of a certain portion of the Fund’s cash and short-term instruments, which is allocated to Western Asset. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA will pay QS Batterymarch and Western Asset the entire management fee it received from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager currently intends to voluntarily waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.20%, 1.40%, 1.95%, 1.20% and 0.90% for Class A, Class A2, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2016 but may be terminated at any time by the manager.

During the six months ended June 30, 2015, fees waived and/or expenses reimbursed amounted to $4,404.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

30	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2015, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class I	Class IS
Expires December 31, 2015	$366	—	$3,024	—	—	$186,992
Expires December 31, 2016	5,775	—	6,183	$1,092	—	133,766
Expires December 31, 2017	2,525	$13,302	8,453	4,054	$632	107,946
Expires December 31, 2018	161	250	822	87	—	3,084
Total fee waivers/expense reimbursements subject to recapture	$8,827	$13,552	$18,482	$5,233	$632	$431,788

For the six months ended June 30, 2015, LMPFA recaptured $2,505, $6,646, $1,665, $2,568 and $4,120 for Class A, Class A2, Class C, Class FI and Class IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2015, LMIS and its affiliates retained sales charges of $2,795 and $34,701 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended June 30, 2015, CDSCs paid to LMIS and its affiliates were:

Class C
CDSCs	$18

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$215,372,905
Sales	180,004,589

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$206,879,707
Gross unrealized depreciation	(39,174,293)
Net unrealized appreciation	$167,705,414

4. Derivative instruments and hedging activities

During the six months ended June 30, 2015, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$21,856	$15,463
Class A2	21,700	28,483
Class C	33,098	5,900
Class FI	4,330	961
Class I	—	195
Class IS	—	12,882
Total	$80,984	$63,884

For the six months ended June 30, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$161
Class A2	250
Class C	822
Class FI	87
Class I	—
Class IS	3,084
Total	$4,404

32	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Net Investment Income:
Class A	—	—
Class A2	—	—
Class C	—	—
Class FI	—	—
Class I	$3,665	$11,964
Class IS	496,406	1,688,043
Total	$500,071	$1,700,007

Net Realized Gains:
Class A	$183,732	$1,925,099
Class A2	201,411	1,334,743
Class C	70,404	682,861
Class FI	60,025	130,906
Class I	154,909	567,454
Class IS	7,784,547	77,725,138
Total	$8,455,028	$82,366,201

7. Shares of beneficial interest

At June 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	172,152	$2,426,081	253,722	$3,501,094
Shares issued on reinvestment	12,487	179,192	142,054	1,876,484
Shares repurchased	(120,227)	(1,670,263)	(410,795)	(5,599,570)
Net increase (decrease)	64,412	$935,010	(15,019)	$(221,992)

Class A2
Shares sold	535,235	$7,437,577	868,296	$11,795,896
Shares issued on reinvestment	14,134	201,411	102,133	1,334,743
Shares repurchased	(138,079)	(1,917,146)	(149,730)	(2,018,107)
Net increase	411,290	$5,721,842	820,699	$11,112,532

QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class C
Shares sold	59,240	$801,506	28,899	$382,549
Shares issued on reinvestment	5,143	70,352	53,821	681,748
Shares repurchased	(43,815)	(587,834)	(50,402)	(658,684)
Net increase	20,568	$284,024	32,318	$405,613

Class FI
Shares sold	377,070	$5,212,209	17,711	$236,123
Shares issued on reinvestment	4,318	60,025	10,231	130,906
Shares repurchased	(34,978)	(470,919)	(129,296)	(1,764,843)
Net increase (decrease)	346,410	$4,801,315	(101,354)	$(1,397,814)

Class I
Shares sold	790,529	$10,576,056	48,874	$672,695
Shares issued on reinvestment	10,914	158,574	43,401	579,418
Shares repurchased	(80,765)	(1,155,859)	(339,990)	(4,716,970)
Net increase (decrease)	720,678	$9,578,771	(247,715)	$(3,464,857)

Class IS
Shares sold	4,819,131	$66,767,641	10,372,035	$139,414,516
Shares issued on reinvestment	501,551	7,187,226	2,626,211	34,627,991
Shares repurchased	(3,650,411)	(50,590,372)	(13,619,358)	(183,393,479)
Net increase (decrease)	1,670,271	$23,364,495	(621,112)	$(9,350,972)

8. Capital loss carryforward

As of December 31, 2014, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2016	$(1,957,852)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

In addition, the Fund’s capital loss carryforward is subject to an annual limitation of $978,926 due to a prior year reorganization.

34	QS Batterymarch U.S. Small Capitalization Equity Fund 2015 Semi-Annual Report

QS Batterymarch

U.S. Small Capitalization Equity Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman*

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust*

President

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective June 1, 2015, Mr. Lehman became Chairman and Ms. Trust became a Trustee, President and Chief Executive Officer.

QS Batterymarch U.S. Small Capitalization Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Batterymarch U.S. Small Capitalization Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Batterymarch U.S. Small Capitalization Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX013860 8/15 SR15-2564

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of

Date:	August 21, 2015